Income Tax and social contribution and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax and social contribution and Other Taxes
Schedule of reconciliation of the income tax and social contribution expense
	12/31/2021	12/31/2020	12/31/2019
Net income before taxes	563,008	496,187	1,099,861
Statutory rate	34%	34%	34%
Expected income tax and social contribution, calculated with statutory rate	(191,423)	(168,704)	(373,953)
Permanent additions
Non-deductible expenses	(483)	(604)	(1,559)
Non-deductible management’ benefits	(3,476)	(2,256)	(2,591)
Others	-	(3,010)	-
Permanent exclusions
Donations	-	3,691	11,296
Tax incentive - Hunger Prevention Program	952	1,264	1,293
Goodwill amortization	-	23,532	70,673
Dividends (interest on capital)	101,320	-	-
Other	-	-	15,660
Additions (reversal) of income taxes and social contribution temporary differences
Additions (reversal) of income taxes and social contribution temporary differences	6,026	10,913	(26,648)
Income tax in profit or loss for the year	(87,084)	(135,174)	(305,829)
Effective tax rate	15%	27%	28%

Current	(36,551)	(127,984)	(330,012)
Deferred	(50,533)	(7,190)	24,183

Schedule of deferred tax assets
Breakdown of deferred tax assets	12/31/2021	12/31/2020
Provision for tax, civil and labor risks	5,105	3,884
Provision for investments losses	-	80
Provision for personal bonuses	21,849	23,144
Provision for other expenses (1)	46,029	37,249
IFRS 16 adjustments	7,969	6,112
Provisions for expected credit losses	2,329	3,390
Tax credit - spin-off (2)	338,753	-
Total	422,034	73,859

Schedule of estimate of tax credit realization
Estimate of tax credit realization	12/31/2021
Consolidated
2022	152,173
2023	90,266
2024	79,962
2025	79,707
2026 to 2030	19,926
Total	422,034

Schedule of deferred tax liabilities
Breakdown of deferred tax liabilities	12/31/2021	12/31/2020
Other temporary differences	3,345	7,876
Total	3,345	7,876

Schedule of income taxes payables and other tax payables
	12/31/2021	12/31/2020
Taxes on revenue (PIS and COFINS)	17,547	9,552
Income taxes	6,534	22,276
Withholding income tax (IRRF)	1,724	3,022
Tax on services (ISS)	4,902	6,560
Other taxes	269	310
Total	30,976	41,720